STATEMENT OF CASH FLOWS COMPLEMENTARY INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Of Cash Flows Complementary Information Abstract
Income tax	$ 124	$ 77	$ 35
Accrued interest	185	141	132
Depreciations and amortizations	212	205	205
Share of profit of joint ventures and associates	(105)	(117)	(85)
Results for property, plant and equipment sale	(2)	(1)
Result for intangibles assets sale	(2)	(2)
Impairment of property, plant and equipment, intangible assets and inventories	38	4	139
Impairment of financial assets	8	2	9
Result from measurement at present value	14	1	(2)
Changes in the fair value of financial instruments	(94)	24	(19)
Exchange differences, net	(85)	(3)	(14)
Result from exchange of corporate bonds	14
Result from repurchase of corporate bonds	(6)		(38)
Readjustment of investment plan	9
Compensation for arbitration award	(37)
Recovery of tax charges		(2)
Provision for contingecies, net	4	3	2
Provision for environmental remediation		15
Accrual of defined benefit plans	14	11	11
Dividends received			(1)
Compensation agreements	19	2	1
Other	(3)	5	5
Adjustments to reconcile net profit to cash flows from operating activities	$ 307	$ 365	$ 380